FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02790
                                   ---------

                 Franklin California Tax-Free Income Fund, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 12/31/05
                          --------



Item 1. Schedule of Investments.


FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................    3

Notes to Statement of Investments .........................................   30

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                          Quarterly Statement of Investments | 1
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FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

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                                                                                                  PRINCIPAL AMOUNT       VALUE
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
   LONG TERM INVESTMENTS 96.3%
   BONDS 82.4%
   CALIFORNIA 75.1%
   ABAG Finance Authority for Nonprofit Corps. COP,
      Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 .......     $    785,000     $       787,512
      California Mortgage Insured, 6.125%, 3/01/21 ...........................................        4,245,000           4,347,687
      Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..................................        6,000,000           6,191,100
      Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..................................       20,625,000          21,124,537
      Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..................        5,000,000           5,227,650
      Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 .......................        5,000,000           5,280,650
      Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..........................        5,525,000           5,780,918
      Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .................        5,000,000           5,133,250
   ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments,
      Series A, 5.45%, 4/01/39 ...............................................................        5,500,000           5,531,680
   ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
      Series A, 6.125%, 8/15/20 ..............................................................       23,525,000          25,641,544
      Series C, 5.375%, 3/01/21 ..............................................................        5,000,000           5,222,700
   ABAG Revenue,
      Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.125%, 9/01/21 ..........        4,760,000           4,824,926
      Mello-Roos, Refunding and Improvement, Series A, FSA Insured, 5.20%, 9/01/27 ...........        4,140,000           4,196,966
      Tax Allocation, RDA Pool, Series A4, FSA Insured, 5.875%, 12/15/25 .....................        1,470,000           1,501,193
      Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 .....................        3,670,000           3,853,280
   ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA
    Insured, 5.30%, 10/01/21 .................................................................        5,450,000           5,807,357
   Alameda Corridor Transportation Authority Revenue, senior lien, Series A,
    MBIA Insured, 5.00%, 10/01/29 ............................................................       24,490,000          25,232,292
   Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
      5.00%, 6/01/23 .........................................................................       19,195,000          19,831,698
      5.30%, 6/01/26 .........................................................................        7,000,000           7,048,160
      5.00%, 6/01/28 .........................................................................        8,925,000           9,119,833
   Alvord USD, GO, Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ..............................        6,100,000           6,211,630
   Anaheim PFA, Lease Revenue, Public Improvements Project, Series A, FSA Insured, 5.00%,
      9/01/27 ................................................................................        8,900,000           9,139,944
      3/01/37 ................................................................................      100,000,000         102,291,000
   Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%,
      10/01/29 ...............................................................................        4,325,000           4,524,080
      10/01/34 ...............................................................................        5,500,000           5,740,955
   Anaheim UHSD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/25 .....................        3,900,000           4,240,704
   Antioch Area Public Facilities Financing Agency Special Tax, CFD No. 1989-1,
    MBIA Insured, 5.50%, 8/01/22 .............................................................        4,870,000           5,136,048
   Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Sub Series B,
      5.30%, 9/02/06 .........................................................................        2,050,000           2,064,371
      5.50%, 9/02/08 .........................................................................        1,140,000           1,166,756
      5.60%, 9/02/09 .........................................................................        1,205,000           1,241,102
   Arcadia Hospital Revenue, Methodist Hospital of Southern California,
      6.50%, 11/15/12 ........................................................................        1,890,000           1,893,667
      6.625%, 11/15/22 .......................................................................        3,750,000           3,757,500
   Baldwin Park PFAR, Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 ....................        5,120,000           5,136,230
   Belmont Redwood Shores School District, Series A, Pre-Refunded, 5.50%, 9/01/22 ............        6,500,000           6,867,705
   Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 .........................        8,590,000           9,009,364
   Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 ..................        5,100,000           5,357,295


                                          Quarterly Statement of Investments | 3

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                  PRINCIPAL AMOUNT       VALUE
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
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Brentwood 1915 Act, Infrastructure Financing, Reassessment, Series A, FSA
    Insured, 5.80%, 9/02/17 ..................................................................     $  5,110,000     $     5,358,755
   Burbank Parking Authority, Special Tax, CFD No. 1, 8.375%, 10/01/06 .......................          225,000             225,889
   Calexico USD, GO, Refunding, MBIA Insured, 5.25%, 8/01/33 .................................        4,285,000           4,593,220
   California Counties Lease Financing Authority COP, CSAC Financing Corp.,
    Amador County Project, ETM, 7.70%, 10/01/09 ..............................................        1,350,000           1,467,207
   California County Tobacco Securitization Agency Revenue, Asset-Backed,
      Alameda County, 5.875%, 6/01/35 ........................................................        7,500,000           7,822,125
      Gold Country Funding Corp., 6.00%, 6/01/38 .............................................       10,000,000          10,469,300
      Golden Gate Corp., Series A, 6.00%, 6/01/43 ............................................       10,000,000          10,452,700
      Kern County Corp., Series A, 6.125%, 6/01/43 ...........................................       28,135,000          29,598,301
      Kern County Corp., Series B, 6.25%, 6/01/37 ............................................       19,460,000          20,690,650
      Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ..........................       10,235,000          11,493,803
      Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ...........................       30,000,000          33,689,700
      Stanislaus Fund, Series A, 5.875%, 6/01/43 .............................................        8,690,000           9,024,739
   California Educational Facilities Authority Revenue,
      Chapman University, Refunding, Connie Lee Insured, 5.125%, 10/01/26 ....................       10,000,000          10,302,200
      Occidental College, Series A, MBIA Insured, 5.00%, 10/01/36 ............................        7,275,000           7,623,109
      Pooled College and University, Series B, 6.75%, 6/01/30 ................................       11,495,000          13,056,711
      Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..............................       21,250,000          22,043,687
      Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 ...........................        1,495,000           1,553,963
   California Health Facilities Financing Authority Revenue,
      Casa Colina, 6.125%, 4/01/32 ...........................................................       10,300,000          11,015,953
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/18 ....................       26,345,000          27,239,940
      Catholic Healthcare West, 2005, Refunding, Series A, 5.00%, 7/01/28 ....................      123,360,000         121,394,875
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/18 .................        1,750,000           1,839,653
      Catholic Healthcare West, 2005, Series A, Pre-Refunded, 5.00%, 7/01/28 .................       17,270,000          18,154,742
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ............       12,500,000          13,175,750
      Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ............        5,680,000           5,864,373
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 .........        1,480,000           1,547,769
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/17 .........        1,620,000           1,674,367
      Catholic Healthcare West, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ........        3,125,000           3,273,719
      Catholic Healthcare West, Series A, Pre-Refunded, 5.00%, 7/01/18 .......................       11,905,000          12,514,893
      Catholic Healthcare West, Series G, 5.25%, 7/01/23 .....................................        3,000,000           3,133,620
      Catholic, 2005, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ......................        3,390,000           3,520,481
      Catholic, 2005, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 .....................        7,825,000           8,107,795
      Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/17 ...................          130,000             135,953
      Catholic, 2005, Series A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/24 ..................          550,000             576,175
      Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ...................        8,355,000           8,726,797
      Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ....................       52,500,000          54,729,675
      County Program, Series B, 7.20%, 1/01/12 ...............................................        2,000,000           2,006,360
      El Proyecto, Series A, California Mortgage Insured, 5.50%, 12/01/22 ....................        3,350,000           3,473,716
      Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/18 ............................        5,000,000           5,242,000
      Enloe Health System, Series A, FSA Insured, 5.00%, 11/15/28 ............................       25,390,000          26,052,679
      Familiesfirst, Series A, California Mortgage Insured, 6.00%, 12/01/25 ..................       11,365,000          12,197,827
      Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 .......        2,300,000           2,303,910
      Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..............................       71,050,000          70,243,582


4 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                  PRINCIPAL AMOUNT       VALUE
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
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California Health Facilities Financing Authority Revenue (continued)
      Insured Health Facility, Help Group, Series A, California Mortgage
       Insured, 6.10%, 8/01/25 ...............................................................     $ 12,905,000     $    13,806,930
      Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .......................................       46,000,000          47,189,560
      Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ..........................       32,295,000          33,812,542
      Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ..........................      136,775,000         142,412,865
      Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ......................................        7,515,000           7,968,154
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ......................................       38,260,000          39,949,179
      Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ......................................       38,020,000          39,597,450
      Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .......................................       80,000,000          82,068,800
      Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ................        6,000,000           6,265,920
      Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ..............        5,500,000           5,659,665
      Northern California Presbyterian, 5.40%, 7/01/28 .......................................        6,340,000           6,414,875
      Paradise Valley Estates, California Mortgage Insured, 5.125%, 1/01/22 ..................        6,610,000           6,952,464
      Paradise Valley Estates, California Mortgage Insured, 5.25%, 1/01/26 ...................        5,000,000           5,238,000
      Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .............        8,500,000           8,937,750
      Small Facilities Loan, Health Facilities, Refunding, Series B, California Mortgage
       Insured, 7.50%, 4/01/22 ...............................................................        1,305,000           1,331,035
      Small Facilities Loan, Health Facilities, Series A, California Mortgage Insured,
       6.75%, 3/01/20 ........................................................................          655,000             657,817
      Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ............       10,915,000          11,457,803
      Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ............        3,070,000           3,183,375
      St. Francis Medical Center, Refunding, Series H, AMBAC Insured, 6.35%, 10/01/23 ........        7,000,000           7,140,000
      Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ......................        5,750,000           5,952,055
      Sutter Health, Series A, FSA Insured, 5.25%, 8/15/27 ...................................        5,300,000           5,527,900
      Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ...................................       61,000,000          62,450,580
      Sutter Health, Series A, MBIA Insured, 5.35%, 8/15/28 ..................................        6,650,000           7,068,152
      Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .................................       10,600,000          11,061,100
      The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ........................       28,150,000          29,349,190
      The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ............................        7,420,000           7,726,372
      UCSF-Stanford Health Care, Refunding, Series A, FSA Insured, 5.00%, 11/15/31 ...........        5,750,000           5,903,180
      UCSF-Stanford Health Care, Refunding, Series B, AMBAC Insured, 5.00%, 11/15/28 .........       25,000,000          25,686,500
      UCSF-Stanford Health Care, Refunding, Series B, FSA Insured, 5.00%, 11/15/31 ...........       26,920,000          27,637,149
      Valleycare Hospital Corp., Refunding, California Mortgage Insured, 5.50%, 5/01/20 ......       11,640,000          12,105,949
   California Health Facilities, Financing Authority Revenue, Insured Health Facility,
    Valleycare, Series A, California Mortgage Insured, 5.25%, 5/01/22 ........................        5,000,000           5,257,350
   California HFA, SFM Purchase, Refunding, Series A-2, FHA Insured, 6.45%, 8/01/25 ..........          455,000             459,482
   California HFAR,
      MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .......................................        5,000,000           5,104,050
      MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .......................................       12,055,000          12,357,460
      Series B-1, Class 1, AMBAC Insured, 5.65%, 8/01/28 .....................................        2,685,000           2,732,551
      SFM, Series C-2, Class 1, FHA Insured, 5.65%, 2/01/25 ..................................          315,000             315,428
   California Infrastructure and Economic Development Bank Revenue,
      Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, 5.00%, 7/01/33 .............        5,000,000           5,225,300
      Bay Area Toll Bridges, first lien, Series A, FGIC Insured, 5.00%, 7/01/29 ..............       50,985,000          53,365,490
      Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .............................       10,000,000          10,569,600
      Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ............................       34,000,000          36,044,420


                                          Quarterly Statement of Investments | 5

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                  PRINCIPAL AMOUNT       VALUE
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
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California PCFA, PCR,
      Pacific Gas and Electric, Mandatory Put 6/01/07, Refunding, Series B,
       FGIC Insured, 3.50%, 12/01/23 .........................................................     $  5,000,000     $     5,003,300
      Pacific Gas and Electric, Refunding, Series A, MBIA Insured, 7.70%, 12/01/16 ...........       31,500,000          33,862,185
      San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ...............................       32,535,000          32,581,850
   California Resources Efficiency Financing Authority COP, Capital Improvement Program,
      Refunding, AMBAC Insured,
       5.625%, 4/01/22 .......................................................................       10,365,000          10,849,771
       5.75%, 4/01/27 ........................................................................        7,885,000           8,284,454
   California State Department of Veteran Affairs Home Purchase Revenue,
      Refunding, Series A, 5.40%, 12/01/28 ...................................................        9,580,000           9,816,339
      Refunding, Series B, 5.50%, 12/01/18 ...................................................        2,500,000           2,576,775
      Series A, 5.20%, 12/01/27 ..............................................................       31,000,000          31,060,140
      Series B, 5.20%, 12/01/28 ..............................................................        5,975,000           5,986,592
   California State Department of Water Resources Central Valley Project Revenue,
    Water System,
      Refunding, Series S, 5.00%, 12/01/29 ...................................................       24,595,000          25,154,044
      Refunding, Series U, 5.00%, 12/01/29 ...................................................       12,000,000          12,250,920
      Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 .....................................       20,000,000          21,021,600
      Series Q, MBIA Insured, 5.375%, 12/01/27 ...............................................       20,055,000          20,709,194
      Series Q, MBIA Insured, Pre-Refunded, 5.375%, 12/01/27 .................................       37,945,000          39,255,241
   California State Department of Water Resources Power Supply Revenue, Series A,
    Pre-Refunded,
      5.25%, 5/01/20 .........................................................................       50,000,000          55,143,500
      5.375%, 5/01/21 ........................................................................       22,000,000          24,417,580
      5.375%, 5/01/22 ........................................................................       34,020,000          37,758,458
   California State GO,
      5.00%, 2/01/22 .........................................................................        7,000,000           7,326,130
      5.25%, 9/01/23 .........................................................................       18,530,000          19,592,695
      5.25%, 10/01/23 ........................................................................        1,530,000           1,619,168
      6.00%, 5/01/24 .........................................................................        2,565,000           2,584,956
      5.125%, 4/01/25 ........................................................................        5,000,000           5,269,100
      5.00%, 2/01/27 .........................................................................       46,000,000          47,356,540
      AMBAC Insured, 5.90%, 3/01/25 ..........................................................          210,000             211,901
      FGIC Insured, 6.00%, 8/01/19 ...........................................................          905,000             915,833
      FGIC Insured, 5.625%, 10/01/26 .........................................................        8,645,000           8,878,934
      FGIC Insured, Pre-Refunded, 5.625%, 10/01/26 ...........................................       32,855,000          33,770,997
      FSA Insured, 5.50%, 4/01/19 ............................................................          570,000             573,112
      FSA Insured, 5.50%, 3/01/20 ............................................................          850,000             852,950
      FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ..............................................       30,000,000          32,574,300
      MBIA Insured, 5.00%, 10/01/23 ..........................................................        4,055,000           4,195,425
      MBIA Insured, 6.00%, 8/01/24 ...........................................................          990,000           1,001,850
      MBIA Insured, Pre-Refunded, 5.00%, 10/01/23 ............................................          945,000             983,263
      Pre-Refunded, 5.25%, 9/01/23 ...........................................................        2,470,000           2,668,415
      Pre-Refunded, 5.25%, 10/01/23 ..........................................................        7,720,000           8,332,814
      Refunding, 5.625%, 9/01/24 .............................................................       10,650,000          10,908,049
      Refunding, 5.00%, 2/01/29 ..............................................................       13,000,000          13,369,460
      Refunding, 5.25%, 2/01/29 ..............................................................       44,000,000          46,497,000
      Refunding, 5.25%, 2/01/29 ..............................................................       10,000,000          10,524,500


6 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

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                                                                                                  PRINCIPAL AMOUNT       VALUE
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
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California State GO (continued)
      Refunding, 5.25%, 2/01/30 ..............................................................     $ 30,000,000     $    31,557,000
      Refunding, 5.25%, 4/01/32 ..............................................................       10,000,000          10,519,900
      Refunding, AMBAC Insured, 5.00%, 4/01/23 ...............................................        6,250,000           6,525,000
      Refunding, MBIA Insured, 5.00%, 10/01/32 ...............................................        5,000,000           5,190,700
      Series BR, 5.30%, 12/01/29 .............................................................       13,000,000          13,020,930
      Various Purpose, 5.125%, 4/01/24 .......................................................       10,000,000          10,552,400
      Various Purpose, 5.20%, 4/01/26 ........................................................       17,000,000          17,978,350
      Various Purpose, 5.25%, 12/01/26 .......................................................       12,915,000          13,716,117
      Various Purpose, 5.25%, 4/01/27 ........................................................        5,000,000           5,294,250
      Various Purpose, 5.25%, 4/01/29 ........................................................        5,580,000           5,900,459
      Various Purpose, 5.00%, 6/01/31 ........................................................       30,465,000          31,621,451
      Various Purpose, 5.25%, 4/01/34 ........................................................       20,000,000          21,162,800
      Various Purpose, 5.00%, 8/01/35 ........................................................       31,545,000          32,692,607
      Various Purpose, AMBAC Insured, 5.00%, 4/01/31 .........................................       30,000,000          31,277,100
      Veterans Bonds, Series BH, 5.60%, 12/01/32 .............................................       50,060,000          50,210,180
      Veterans Bonds, Series BH, FSA Insured, 5.50%, 12/01/24 ................................       16,440,000          16,483,566
   California State Local Government Finance Authority Revenue, Marin Valley Mobile,
    Series A, FSA Insured, 5.85%, 10/01/27 ...................................................        6,735,000           7,168,734
   California State Public Works Board Lease Revenue,
      California Science Center, Series A, 5.25%, 10/01/22 ...................................        8,645,000           8,999,013
      Department of Corrections, Corcoran II Facility, Series A, AMBAC Insured, 5.25%,
       1/01/21 ...............................................................................       17,405,000          17,405,000
      Department of Corrections, Series C, 5.00%, 6/01/24 ....................................       12,225,000          12,652,019
      Department of Corrections, Series C, 5.00%, 6/01/25 ....................................        4,810,000           4,971,520
      Department of Corrections, Series C, 5.25%, 6/01/28 ....................................       25,475,000          26,906,695
      Department of Justice Building, Series A, FSA Insured, 5.625%, 5/01/20 .................        5,000,000           5,050,000
      Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ........................       12,000,000          12,424,080
      Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .......................       56,500,000          58,506,315
      Trustees California State University, Refunding, Series A, 5.00%, 10/01/19 .............        7,500,000           7,769,475
      University of California, Various Projects, Refunding, Series A, 5.50%, 6/01/21 ........       14,000,000          14,018,060
      University of California, Various Projects, Refunding, Series A, 5.00%, 6/01/23 ........       23,175,000          23,199,797
      University of California, Various Projects, Series B, 5.50%, 6/01/19 ...................       13,000,000          13,016,770
      Various California Community Colleges, Refunding, Series A, 5.90%, 4/01/17 .............        8,320,000           8,733,504
      Various University of California Projects, Series D, 5.00%, 5/01/30 ....................       17,000,000          17,614,040
   California State University at Channel Islands Financing Authority Revenue,
    East Campus Community, Series A, MBIA Insured, 5.00%, 9/01/31 ............................       11,000,000          11,354,420
   California State University Revenue, Systemwide,
      Series A, AMBAC Insured, 5.00%, 11/01/35 ...............................................       15,000,000          15,693,000
      Series A, FSA Insured, 5.00%, 11/01/29 .................................................       10,000,000          10,477,700
      Series C, MBIA Insured, 5.00%, 11/01/26 ................................................       20,970,000          22,203,665
      Series C, MBIA Insured, 5.00%, 11/01/29 ................................................       22,705,000          23,947,418
(a)California Statewide CDA Lease Revenue, Special Facilities, United Airlines,
    Series A, 5.70%, 10/01/33 ................................................................       61,325,000          29,461,756
   California Statewide CDA Revenue,
      5.50%, 10/01/33 ........................................................................       45,465,000          47,956,937
      California Mortgage Insured, 5.50%, 1/01/28 ............................................        3,615,000           3,863,206


                                          Quarterly Statement of Investments | 7

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   California Statewide CDA Revenue (continued)
      COP, CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured,
       Pre-Refunded, ETM, 5.75%, 10/01/25 ....................................................     $ 24,545,000     $    28,251,540
      COP, ETM, 5.90%, 8/01/21 ...............................................................        4,000,000           4,219,360
      COP, Southern California Development Corp., California Mortgage Insured, 6.10%,
       12/01/15 ..............................................................................        2,255,000           2,306,256
      COP, Triad Health Care, Refunding, ETM, 6.25%, 8/01/06 .................................          550,000             559,042
      Daughters of Charity Health, Series A, 5.25%, 7/01/24 ..................................        6,000,000           6,236,280
      Daughters of Charity Health, Series A, 5.25%, 7/01/30 ..................................        5,000,000           5,112,450
      Daughters of Charity Health, Series A, 5.25%, 7/01/35 ..................................        5,000,000           5,093,500
      Daughters of Charity Health, Series A, 5.00%, 7/01/39 ..................................       11,000,000          10,946,760
      Daughters of Charity Health, Series H, 5.25%, 7/01/25 ..................................        4,215,000           4,364,675
      East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ......................       11,000,000          11,511,170
      Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ............................        6,300,000           6,382,719
      Health Facility, Adventist Health, Series A, 5.00%, 3/01/35 ............................       14,000,000          14,132,300
      Huntington Memorial Hospital, 5.00%, 7/01/27 ...........................................       22,000,000          22,721,600
      Huntington Memorial Hospital, 5.00%, 7/01/35 ...........................................       50,000,000          51,330,000
      Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .....       20,400,000          21,890,424
      Kaiser Permanente, Series A, 5.50%, 11/01/32 ...........................................       27,000,000          28,407,240
      Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..............       10,000,000          10,447,300
      Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .......................        7,670,000           8,126,748
      Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .......................        9,755,000          10,286,160
      Series B, 5.625%, 8/15/42 ..............................................................       51,000,000          53,562,750
      Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ..................        4,945,000           5,283,287
      Sutter Health, Series A, 5.00%, 11/15/43 ...............................................       96,800,000          97,167,840
   California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
      Series A, FSA Insured, 5.25%, 10/01/24 .................................................        5,000,000           5,407,300
      Series A, FSA Insured, 5.00%, 10/01/29 .................................................        3,000,000           3,149,220
      Series B, FSA Insured, 5.65%, 10/01/26 .................................................        5,000,000           5,440,950
   California Statewide CDA,
      COP, California Lutheran Homes, California Mortgage Insured, ETM, 5.75%, 11/15/15 ......        5,000,000           5,180,550
      COP, Catholic Healthcare West, 6.50%, 7/01/20 ..........................................        7,990,000           8,964,700
      COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..................................       37,685,000          38,771,459
      COP, FSA Insured, 5.50%, 8/15/31 .......................................................        9,000,000           9,659,250
      COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...........................................       32,200,000          33,145,392
      COP, MBIA Insured, 5.00%, 4/01/18 ......................................................        7,000,000           7,267,120
      COP, MBIA Insured, 5.125%, 4/01/23 .....................................................        6,000,000           6,217,320
      COP, St. Joseph Health System, Refunding, 5.125%, 7/01/17 ..............................        5,000,000           5,156,800
      COP, St. Joseph Health System, Refunding, 5.25%, 7/01/21 ...............................       16,250,000          16,739,775
      COP, The Internext Group, 5.375%, 4/01/17 ..............................................       10,770,000          11,041,942
      COP, The Internext Group, 5.375%, 4/01/30 ..............................................       67,480,000          67,948,311
      MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39 ...................        7,357,000           7,896,710
      MFHR, Series E, FNMA Insured, 6.40%, 6/01/28 ...........................................        8,000,000           8,183,200
      Revenue, East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 ............       25,000,000          26,078,250
   California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 .......................        8,440,000           8,595,971
   Camarillo Community Development Commission Tax Allocation,
    Camarillo Corridor Project, Refunding, AMBAC Insured, 5.00%, 9/01/36 .....................        7,800,000           8,110,596


8 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Camarillo COP, Capital Improvement Corp., ETM, 7.625%, 4/01/08 ............................     $  1,550,000     $     1,620,355
   Campbell Housing Facility Revenue, San Tomas Gardens Project, Series A, 6.625%,
    10/20/34 .................................................................................        5,615,000           5,627,915
   Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
    10/01/33 .................................................................................        5,000,000           5,337,000
   Capistrano Bay Park and Recreation District COP, Special Lease Finance, Series Q, 6.35%,
    8/01/12 ..................................................................................        2,800,000           2,806,272
   Capistrano University School CFD Special Tax, Number 90-2 Talega,
      5.875%, 9/01/33 ........................................................................        5,820,000           5,987,325
      6.00%, 9/01/33 .........................................................................        7,100,000           7,359,150
   Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 ..............       15,630,000          18,276,784
   Central California Joint Powers Health Financing Authority COP,
      Community Hospitals of Central California,
       6.00%, 2/01/20 ........................................................................        5,000,000           5,273,850
       5.625%, 2/01/21 .......................................................................        6,750,000           7,011,225
       6.00%, 2/01/30 ........................................................................       34,960,000          36,465,727
       5.75%, 2/01/31 ........................................................................       18,070,000          18,543,253
   Cerritos PFAR, Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 5.00%,
    11/01/22 .................................................................................        6,675,000           7,222,951
   Chaffey UHSD, GO,
      Series B, 5.00%, 8/01/25 ...............................................................        6,510,000           6,785,829
      Series C, FSA Insured, 5.00%, 5/01/27 ..................................................        6,980,000           7,310,503
   Chico RDAR, COP, Insured Health Facilities, Sierra Sunrise Lodge, California
    Mortgage Insured,
      6.80%, 2/01/11 .........................................................................        3,000,000           3,008,700
      6.75%, 2/01/21 .........................................................................        2,800,000           2,808,008
   Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ...............................       10,360,000          10,861,424
   Chula Vista IDR,
      Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ..................       14,000,000          14,865,620
      Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ........................        8,500,000           9,063,550
   Claremont RDA, Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
    8/01/23 ..................................................................................        4,950,000           5,235,219
   Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ............        7,000,000           7,353,150
   Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ...........................        1,555,000           1,559,214
   Commerce Joint Powers Financing Authority Lease Revenue, Community Center, Series A,
    Pre-Refunded, 6.25%, 10/01/22 ............................................................        4,000,000           4,169,000
   Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
    Radian Insured, 5.125%, 8/01/35 ..........................................................        8,310,000           8,591,377
   Compton COP, Civic Center and Capital Improvement, Refunding, Series A, 5.50%, 9/01/15 ....        5,000,000           5,227,200
   Compton CRDA, Tax Allocation, Refunding, Series 1, 6.75%, 8/01/13 .........................        4,650,000           4,756,113
   Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%,
    8/01/26 ..................................................................................       11,700,000          12,259,728
   Contra Costa County COP, Merrithew Memorial Hospital Project, Refunding, MBIA
   Insured,
    5.50%, 11/01/22 ..........................................................................       11,000,000          11,649,440
   Contra Costa Transportation Authority Revenue, Sales Tax, Series A,
      ETM, 6.875%, 3/01/07 ...................................................................        9,670,000           9,878,292
      FGIC Insured, ETM, 6.50%, 3/01/09 ......................................................        1,000,000           1,062,890
   Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 .          800,000             801,416
   Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ..............       15,000,000          18,560,550


                                          Quarterly Statement of Investments | 9

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Corona-Norco USD,
      Lease Revenue, Land Acquisition, Series A, FSA Insured, Pre-Refunded, 6.00%, 4/15/29 ...     $ 18,435,000     $    18,579,162
      PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ......................................        7,140,000           7,214,399
   Coronado CDA, Tax Allocation, Coronado Community Development Project, Refunding,
    MBIA Insured, 5.00%, 9/01/34 .............................................................        6,115,000           6,354,953
   CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 ..........        2,100,000           2,126,397
   Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ...........................        6,365,000           6,754,665
   Culver City USD, GO, MBIA Insured, 5.75%, 8/01/36 .........................................        5,000,000           5,230,400
   Delano UHSD, GO, Refunding, Series A, MBIA Insured, 5.15%,
    2/01/32 ..................................................................................        8,520,000           9,576,650
   Desert Hot Springs RDA, Tax Allocation, Redevelopment Project No. 2, Series A, 6.625%,
    9/01/20 ..................................................................................        1,050,000           1,051,890
   Desert Sands USD, GO, Election of 2001, FSA Insured, 5.00%, 6/01/29 .......................       16,425,000          17,216,356
   Downey USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, 2/01/30 ...................        4,860,000           5,105,722
   Duarte COP, Refunding, Series A, 5.25%,
      4/01/19 ................................................................................        5,000,000           5,157,850
      4/01/24 ................................................................................        5,000,000           5,145,650
      4/01/31 ................................................................................       12,500,000          12,664,500
   East Bay MUD Water System Revenue, Sub Series A, MBIA Insured, 5.00%,
      6/01/28 ................................................................................        7,000,000           7,375,480
      6/01/29 ................................................................................       27,495,000          28,937,388
      6/01/30 ................................................................................       15,000,000          15,780,900
   Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
    5.00%, 7/01/30 ...........................................................................       31,370,000          32,479,871
   El Camino Hospital District Revenue, Refunding, Series A, ETM, 7.25%, 8/15/09 .............        5,640,000           6,049,238
   El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center
   Project,
    California Mortgage Insured, 5.25%, 3/01/26 ..............................................        8,500,000           8,849,435
   El Dorado County Special Tax, CFD No. 1992-1,
      5.875%, 9/01/24 ........................................................................        4,475,000           4,637,264
      6.25%, 9/01/29 .........................................................................       19,780,000          20,545,288
      6.00%, 9/01/31 .........................................................................        8,850,000           9,169,219
   El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ...............        5,635,000           5,906,044
   Emeryville PFAR,
      Housing Increment Loan, 6.20%, 9/01/25 .................................................        3,115,000           3,185,243
      Shellmound Park Redevelopment and Housing Project, Series B, MBIA Insured,
       5.00%, 9/01/28 ........................................................................       10,000,000          10,267,900
   Escondido COP, Wastewater Project, AMBAC Insured, Pre-Refunded,
      5.70%, 9/01/26 .........................................................................       13,465,000          13,951,894
      5.80%, 9/01/26 .........................................................................          400,000             414,724
   Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
    MBIA Insured, 5.00%, 3/01/33 .............................................................        8,715,000           9,062,031
   Fontana RDA, Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
    5.50%, 10/01/27 ..........................................................................       12,500,000          12,907,500
   Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%,
    5/01/17 ..................................................................................        5,000,000           5,489,700
   Foothill/Eastern Corridor Agency Toll Road Revenue,
    Convertible Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 .............       10,000,000          11,083,000
    Convertible Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ....        5,500,000           6,384,125


10 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Foothill/Eastern Corridor Agency Toll Road Revenue (continued)
    Refunding, 5.75%, 1/15/40 ................................................................     $395,510,000     $   402,890,217
    senior lien, Series A, 5.00%, 1/01/35 ....................................................       15,955,000          15,596,651
    senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ......................................        8,000,000           9,271,120
    senior lien, Series A, Pre-Refunded, 6.50%, 1/01/32 ......................................       95,675,000          98,771,043
    senior lien, Series A, Pre-Refunded, 6.00%, 1/01/34 ......................................      123,695,000         127,100,323
   Fortuna and Susanville Cities COP, Series B, 7.375%, 9/01/17 ..............................        1,400,000           1,408,554
   Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured,
    5.00%, 8/01/34 ...........................................................................        7,235,000           7,600,006
   Glendale USD, GO, Series G, FSA Insured, 5.00%, 9/01/29 ...................................        8,440,000           8,856,514
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/33 .................................       15,000,000          16,652,400
      Asset-Backed, Series A-3, Pre-Refunded, 5.50%, 6/01/43 .................................       57,000,000          63,279,120
      Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ..................................      138,000,000         154,307,460
      Enhanced, Asset-Backed, Series A, 5.00%, 6/01/45 .......................................       20,000,000          20,148,400
      Series 2003 A-1, 6.75%, 6/01/39 ........................................................        5,290,000           5,922,737
   Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
    Pre-Refunded, 5.00%, 8/01/27 .............................................................        5,020,000           5,489,019
   Hawaiian Gardens, RDA Tax Allocation, Project No. 1, Refunding, ETM, 8.00%, 12/01/10 ......        3,660,000           4,094,552
   Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 .....        8,925,000           9,347,063
   Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
      8/01/27 ................................................................................        3,530,000           3,695,169
      8/01/29 ................................................................................       11,000,000          11,498,740
   Industry COP, Refunding, 6.625%, 6/01/06 ..................................................        3,060,000           3,075,943
   Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
   Project,
    Series B, FSA insured,
      ETM, 6.25%, 8/01/11 ....................................................................        5,000,000           5,388,000
      Pre-Refunded, 6.00%, 8/01/16 ...........................................................        5,000,000           5,174,750
   Intercommunity Hospital Financing Authority COP, Northbay Healthcare System,
    Refunding, ACA Insured, 5.25%, 11/01/19 ..................................................       10,550,000          10,824,511
   Irvine 1915 Act GO,
      AD No. 00-18, Group 4, 5.375%, 9/02/26 .................................................        2,500,000           2,517,875
      AD No. 03-19, Group 2, 5.45%, 9/02/23 ..................................................        2,000,000           2,040,680
      AD No. 03-19, Group 2, 5.50%, 9/02/29 ..................................................        4,295,000           4,382,060
   Irwindale CRDA, Tax Allocation, senior lien, Refunding, FSA Insured, 5.75%, 8/01/26 .......       10,220,000          10,612,448
   John C. Fremont Hospital District Health Facilities Revenue, California Mortgage
   Insured,
    6.75%, 6/01/23 ...........................................................................        1,760,000           1,777,600
   Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 ......       16,500,000          17,152,245
   Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 .....        8,685,000           9,117,513
   Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ...        5,275,000           5,607,431
   La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 .............................................          270,000             281,178
   La Palma Community Development Commission Tax Allocation,
    La Palma Community Development Project No. 1, 6.10%, 6/01/22 .............................        2,355,000           2,380,646
   La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured,
    5.125%, 9/01/32 ..........................................................................       10,825,000          11,392,230
   Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ...............................        5,375,000           5,450,734


                                         Quarterly Statement of Investments | 11

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Lake Elsinore PFA Tax Allocation Revenue,
      Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ............     $  6,750,000     $     6,776,393
      Series A, 5.50%, 9/01/30 ...............................................................       15,550,000          15,985,244
   Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ...................            5,000               7,630
   Lemon Grove CDA, Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ...........................        8,115,000           8,513,365
   Local Medical Facilities Financing Authority COP, Insured California Health
    Clinic Project, California Mortgage Insured, 7.55%, 3/01/20 ..............................        1,715,000           1,722,923
   Local Medical Facilities Financing Authority II COP, Insured California Health
    Clinic Project, California Mortgage Insured, 7.55%, 11/01/20 .............................        1,885,000           1,889,863
   Local Medical Facilities Financing Authority III COP, Insured California Health
    Clinic Project, 6.90%, 7/01/22 ...........................................................        1,365,000           1,367,634
   Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
    12/01/23 .................................................................................        9,200,000           9,430,828
   Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific,
    Refunding, AMBAC Insured, 5.00%, 11/01/26 ................................................       20,000,000          20,867,000
   Long Beach California Board Finance Authority Lease Revenue, Temple and Willow
   Facility,
    Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 .......................................       14,935,000          15,637,692
   Los Angeles Community College District GO, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    6/01/26 ..................................................................................       69,275,000          74,783,748
   Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
      8/01/24 ................................................................................        4,000,000           4,280,760
      8/01/31 ................................................................................        5,000,000           5,342,300
   Los Angeles County COP,
      Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%, 11/01/33 ...................        8,000,000           8,441,360
      Insured Health Clinic Program, Refunding, Series F, California Mortgage Insured,
       5.875%, 1/01/21 .......................................................................        7,520,000           7,817,867
      Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ..............................          970,000             971,746
   Los Angeles County Infrastructure and Economic Development Bank Revenue,
    County Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ..................        7,765,000           8,159,695
   Los Angeles County MTA Sales Tax Revenue, Proposition A,
      first tier, Refunding, senior series A, AMBAC Insured, 5.00%, 7/01/26 ..................       13,000,000          13,496,860
      first tier, Senior Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/27 ................        7,840,000           8,152,424
      second tier, MBIA Insured, Pre-Refunded, 6.00%, 7/01/26 ................................        9,200,000           9,418,132
      senior series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 .............................        5,000,000           5,433,800
   Los Angeles County Public Works Financing Authority Revenue,
    Multiple Capital Facilities Project, Series B, AMBAC Insured, 5.125%, 12/01/29 ...........       26,905,000          28,132,944
   Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
      District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/30 ...........................        7,000,000           7,374,710
      District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ...........................       30,820,000          32,419,558
      Series A, MBIA Insured, 5.00%, 10/01/34 ................................................        7,110,000           7,479,009
   Los Angeles County Transportation Commission Lease Revenue, FSA Insured,
    7.375%, 12/15/06 .........................................................................        2,888,000           2,893,978
   Los Angeles CRDA,
      Financing Authority Revenue, Pooled Financing, Beacon Normandie, Series B,
      6.625%, 9/01/14 ........................................................................          845,000             848,608
      MFHR, Angelus Plaza Project, Refunding, Series A, 6.40%, 7/01/23 .......................        5,455,000           5,476,275
      Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ..........................................        8,060,000           8,602,680
   Los Angeles Department of Airports Revenue, Ontario International Airport, Series A,
    FGIC Insured, 6.00%, 5/15/26 .............................................................       10,000,000          10,177,000


12 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Los Angeles Harbor Department Revenue,
      Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 .....................................     $ 15,000,000     $    15,560,100
      Series B, 6.125%, 8/01/18 ..............................................................       24,810,000          25,451,090
      Series B, 6.20%, 8/01/22 ...............................................................       59,835,000          61,406,267
      Series B, 5.375%, 11/01/23 .............................................................        7,460,000           7,658,660
      Series B, MBIA Insured, 6.20%, 8/01/25 .................................................       35,690,000          36,627,219
   Los Angeles MFR. Housing, Refunding, Senior Series G, FSA Insured, 5.75%. 1/01/24 .........          610,000             611,549
   Los Angeles USD,
      COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .........       28,210,000          29,087,049
      GO, Series A, MBIA Insured, 5.00%, 1/01/28 .............................................      170,250,000         178,478,182
      GO, Series E, AMBAC Insured, 5.00%, 7/01/30 ............................................       50,240,000          52,884,131
      Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/23 ...................................        5,000,000           5,262,300
   Los Angeles Wastewater System Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 6/01/32 ......................................        6,000,000           6,236,160
      Refunding, Series A, FSA Insured, 4.875%, 6/01/29 ......................................       34,335,000          35,267,539
      Refunding, Series A, FSA Insured, 5.00%, 6/01/32 .......................................       17,500,000          18,286,100
      Series A, FGIC Insured, 5.00%, 6/01/28 .................................................        8,245,000           8,478,251
   Los Angeles Water and Power Revenue,
      Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ........................        2,000,000           2,073,080
      Power System, Series A, 5.25%, 7/01/24 .................................................        5,000,000           5,048,800
      Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ..............................       35,000,000          36,780,800
      Power Systems, Series B, FSA Insured, 5.00%, 7/01/28 ...................................       10,575,000          11,079,110
      Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ....................................        7,000,000           7,279,020
      Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .................................        6,550,000           6,909,530
   Lynwood PFA, Tax Allocation, Project Area A, Refunding, Series A, FSA Insured,
    5.90%, 9/01/28 ...........................................................................        6,470,000           7,020,274
   M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured,
    6.00%, 7/01/22 ...........................................................................        6,330,000           6,339,622
   Madera County COP, Valley Children's Hospital, MBIA Insured,
      5.00%, 3/15/23 .........................................................................        8,500,000           8,745,310
      5.75%, 3/15/28 .........................................................................       27,500,000          27,900,400
   Madera USD, COP, 6.50%, 12/01/07 ..........................................................          545,000             552,003
   Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ........        1,975,000           1,963,506
   Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ...........................        5,575,000           5,777,763
   Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ........        4,400,000           4,462,920
   Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A,
    AMBAC Insured, 5.00%, 1/01/22 ............................................................        5,000,000           5,254,250
   Metropolitan Water District Southern California Waterworks Revenue,
      Series A, FSA Insured, 5.00%, 7/01/35 ..................................................       17,500,000          18,390,400
      Series A, Pre-Refunded, 5.00%, 7/01/26 .................................................       49,325,000          51,505,165
      Series B1, FGIC Insured, 5.00%, 10/01/33 ...............................................        5,000,000           5,231,350
      Series C, 5.00%, 7/01/37 ...............................................................       22,450,000          22,634,988
      Metropolitan Water District Water Works Revenue, Series C, Pre-Refunded, 5.00%, 7/01/37         4,330,000           4,407,377
   Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
      5.40%, 1/15/17 .........................................................................       12,155,000          13,473,817
      5.50%, 1/15/24 .........................................................................       11,790,000          13,415,723


                                         Quarterly Statement of Investments | 13

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Milpitas USD, FGIC Insured, Pre-Refunded, 5.875%, 9/01/24 .................................     $ 11,970,000     $    13,278,560
   Modesto Irrigation District COP, Refunding and Capital Improvements, Series B,
    5.30%, 7/01/22 ...........................................................................        4,315,000           4,320,178
   Modesto PFA Lease Revenue, Capital Improvements and Refinancing Project, AMBAC Insured,
    5.125%, 9/01/33 ..........................................................................        5,535,000           5,791,271
   Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured,
    5.20%, 9/01/37 ...........................................................................        4,315,000           4,548,269
   Mojave Water Agency COP, Supplemental Water Entitlement, MBIA Insured, Pre-Refunded,
    5.55%, 9/01/22 ...........................................................................       10,005,000          10,578,987
   Montebello USD, GO, Election of 2004, MBIA Insured, 5.00%, 8/01/30 ........................        7,150,000           7,499,063
   Moreno Valley Special Tax, Towngate Community Facilities 87-1, Refunding, Series A,
    FSA Insured, 5.875%, 12/01/15 ............................................................        5,440,000           5,497,446
   Murrieta COP, Road Improvement Project, 6.00%, 4/01/27 ....................................        8,600,000           8,823,772
   Murrieta Valley USD, PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .....        6,975,000           7,252,744
   Napa Housing Facility Revenue, Napa Park Apartments, Series A, GNMA Secured,
    6.35%, 6/20/35 ...........................................................................        5,205,000           5,290,883
   Needles PFAR, Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 .............        1,535,000           1,543,028
   Norco RDA, Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ...........        8,515,000           8,905,924
   North City West School Facilities Financing Authority Special Tax, CFD No. 1,
      Series C, AMBAC Insured, Pre-Refunded, 5.30%,
      9/01/22 ................................................................................       10,000,000          10,533,700
      9/01/27 ................................................................................        9,900,000          10,428,363
   Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
    AMBAC Insured, 5.00%, 8/01/25 ............................................................       19,250,000          20,027,892
   Northern California Public Power Agency Revenue, Hydroelectric Project No. 1,
   Refunding,
      Series A, MBIA Insured,
       5.125%, 7/01/23 .......................................................................        7,420,000           7,747,741
       5.00%, 7/01/28 ........................................................................       15,975,000          16,536,841
       5.20%, 7/01/32 ........................................................................       43,675,000          45,734,713
   Oakland Joint Powers Financing Authority Lease Revenue, Oakland Administration Buildings,
    AMBAC Insured, Pre-Refunded, 5.75%, 8/01/26 ..............................................       24,895,000          25,751,886
   Oakland Revenue, 1800 Harrison Foundation,
      Series A, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................       13,825,000          15,187,730
      Series B, AMBAC Insured, Pre-Refunded, 6.00%, 1/01/29 ..................................       13,470,000          14,797,738
   Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
      8/01/29 ................................................................................        5,755,000           6,036,880
      8/01/33 ................................................................................        5,590,000           5,872,016
   Olivenhain Municipal Water District 1915 Act, AD No. 96-1, MBIA Insured, 5.45%, 9/02/27 ...       10,870,000          11,235,993
   Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ...................        5,000,000           5,239,550
   Orange County CFD Special Tax,
      No. 03-1, Ladera Ranch, Series A, 5.50%, 8/15/24 .......................................        1,100,000           1,141,448
      No. 03-1, Ladera Ranch, Series A, 5.60%, 8/15/28 .......................................        3,250,000           3,374,085
      No. 03-1, Ladera Ranch, Series A, 5.625%, 8/15/34 ......................................        5,000,000           5,179,500
      No. 04-1, Ladera Ranch, Series A, 5.15%, 8/15/29 .......................................        6,405,000           6,444,711
      No. 04-1, Ladera Ranch, Series A, 5.20%, 8/15/34 .......................................       11,000,000          11,068,090
   Orange County Recovery COP, Series A, MBIA Insured, Pre-Refunded, 5.80%, 7/01/16 ..........       10,380,000          10,718,388
   Orange County Water District Revenue, COP, Series B, MBIA Insured, 5.00%,
      8/15/28 ................................................................................       12,950,000          13,404,933
      8/15/34 ................................................................................       23,575,000          24,265,276


14 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ...............................     $ 10,820,000     $    11,243,711
   Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
    Pre-Refunded, 6.625%, 8/01/26 ............................................................        5,020,000           5,214,575
   Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, Refunding,
    MBIA Insured, 5.625%, 4/01/23 ............................................................       13,000,000          13,599,820
   Palm Springs COP, Multiple Capital Facilities Project, Refunding, AMBAC Insured,
    5.75%, 4/01/27 ...........................................................................       11,570,000          12,128,484
   Palmdale CRDA, Tax Allocation,
      Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..............................        3,190,000           3,486,925
      Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..................        6,980,000           7,216,482
      Series A, MBIA Insured, 5.75%, 9/01/27 .................................................       10,435,000          11,067,048
   Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
      8/01/31 ................................................................................        4,105,000           4,315,094
      8/01/34 ................................................................................        6,920,000           7,269,114
   Perris PFAR, Tax Allocation, Series A, 5.75%, 10/01/31 ....................................        5,000,000           5,342,800
   Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 ..........................................        5,395,000           5,418,414
   Pittsburg PFA, Water Revenue, MBIA Insured, 5.50%, 6/01/27 ................................        2,980,000           3,130,788
   Pomona RDA Tax Allocation, Southwest Pomona Redevelopment Project, ETM,
    11.45%, 1/01/07 ..........................................................................        3,915,000           4,052,925
   Port Hueneme RDA, Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 .................        2,650,000           2,658,427
   Port of Oakland Revenue,
      Series J, MBIA Insured, 5.50%, 11/01/26 ................................................        7,000,000           7,406,840
      Series L, FGIC Insured, 5.375%, 11/01/27 ...............................................        5,000,000           5,302,450
   Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%,
      7/01/28 ................................................................................       10,430,000          11,073,635
      7/01/30 ................................................................................        7,420,000           7,779,870
      7/01/36 ................................................................................        6,535,000           6,841,099
   Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
      5.875%, 8/01/15 ........................................................................        6,250,000           6,386,625
      6.00%, 8/01/20 .........................................................................        5,400,000           5,518,530
      6.00%, 8/01/28 .........................................................................       15,000,000          15,329,250
   Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ...............................................        5,020,000           5,248,209
   Rancho Cucamonga RDA, Tax Allocation, Rancho Redevelopment Project, Set-Aside Housing,
    MBIA Insured, 5.25%, 9/01/21 .............................................................        8,330,000           8,595,477
   Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
    5.625%, 7/01/34 ..........................................................................       10,000,000          10,526,900
   Redding California Electricity System Revenue COP, Series A, FGIC insured,
    5.00%, 6/01/35 ...........................................................................       12,725,000          13,267,467
   Redlands USD,
      COP, Series A, FSA Insured, 6.15%, 9/01/11 .............................................          320,000             321,299
      COP, Series A, FSA Insured, 6.25%, 9/01/27 .............................................        3,570,000           3,584,637
      GO, Election of 2002, FSA Insured, 5.00%, 7/01/28 ......................................        9,060,000           9,549,874
   Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured,
    5.00%, 5/01/34 ...........................................................................        5,060,000           5,272,925
   Rialto COP, FSA Insured, 5.75%, 2/01/22 ...................................................        2,715,000           2,835,980
   Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured, 5.00%,
      2/01/26 ................................................................................        6,500,000           6,737,185
      2/01/31 ................................................................................        7,000,000           7,191,380


                                         Quarterly Statement of Investments | 15

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital
    Project, Series A, 6.50%, 6/01/12 ........................................................     $ 20,125,000     $    22,606,010
   Riverside County COP,
      Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/30 ....        9,905,000          10,278,121
      Capital Improvement, Family Law, Refunding, Series A, FGIC Insured, 5.00%, 11/01/36 ....        6,345,000           6,573,801
      Family Law Court Project, MBIA Insured, Pre-Refunded, 5.75%, 11/01/27 ..................        5,295,000           5,636,739
      Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%, 11/01/27 ......................        6,000,000           6,401,520
   Riverside County Flood Control and Water Conservation District Elsinore Valley AD,
    Zone 3, 7.875%,
      9/01/06 ................................................................................          205,000             211,074
      9/01/07 ................................................................................          225,000             240,010
      9/01/08 ................................................................................          240,000             265,618
      9/01/09 ................................................................................          260,000             295,823
      9/01/10 ................................................................................          280,000             326,556
      9/01/11 ................................................................................          305,000             365,634
      9/01/12 ................................................................................          325,000             396,653
      9/01/13 ................................................................................          350,000             437,343
      9/01/14 ................................................................................          380,000             483,926
      9/01/15 ................................................................................          410,000             527,801
      9/01/16 ................................................................................          440,000             573,738
      9/01/17 ................................................................................          475,000             618,621
   Riverside County PFA Tax Allocation Revenue, Redevelopment Projects,
      2005, Refunding, Series A, 5.625%, 10/01/33 ............................................        2,075,000           2,141,940
      2005, Series A, Pre-Refunded, 5.625%, 10/01/33 .........................................        5,915,000           6,135,511
      Series A, Pre-Refunded, 5.625%, 10/01/33 ...............................................        3,235,000           3,355,601
   Riverside County PFA, COP,
      5.75%, 5/15/19 .........................................................................        3,500,000           3,676,260
      5.80%, 5/15/29 .........................................................................       14,230,000          14,782,693
   Riverside County RDA, Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
      5.00%, 10/01/28 ........................................................................       14,035,000          14,581,383
      5.125%, 10/01/35 .......................................................................       17,035,000          17,847,910
   Riverside County SFMR, Series B, 7.60%, 11/01/19 ..........................................           10,000              10,390
   Roseville 1915 Act, North Roseville Rocklin District No. 88-3, Refunding,
      8.20%, 9/02/06 .........................................................................          160,000             164,648
      8.25%, 9/02/07 .........................................................................          180,000             186,622
      8.25%, 9/02/08 .........................................................................          190,000             197,038
      8.25%, 9/02/09 .........................................................................          160,000             165,930
   Roseville Electric System Revenue COP, FSA Insured, 5.00%,
      2/01/29 ................................................................................       10,000,000          10,431,300
      2/01/34 ................................................................................       17,000,000          17,697,850
   Sacramento 1915 Act, Special Assessment, North Natomas AD No. 88-3,
      8.20%, 9/02/10 .........................................................................          760,000             789,929
      8.20%, 9/02/11 .........................................................................        1,685,000           1,751,507
      8.25%, 9/02/12 .........................................................................        2,180,000           2,266,350
      8.25%, 9/02/13 .........................................................................        2,360,000           2,453,480
      8.25%, 9/02/14 .........................................................................        2,545,000           2,645,731
   Sacramento City Financing Authority Revenue,
      Capital Improvement, AMBAC Insured, 5.00%, 12/01/33 ....................................        7,520,000           7,848,850
      Capital Improvement, Pre-Refunded, 5.625%, 6/01/30 .....................................        6,000,000           6,614,160


16 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Sacramento City Financing Authority Revenue (continued)
      Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ............     $ 26,250,000     $    28,280,175
      Series 1991, 6.70%, 11/01/11 ...........................................................          920,000             922,006
   Sacramento City USD, GO,
      Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 ...............................        5,250,000           5,480,318
      Election of 2002, MBIA Insured, 5.00%, 7/01/27 .........................................       11,810,000          12,457,897
   Sacramento County Airport System Revenue, Series A, MBIA Insured, 5.90%, 7/01/24 ..........        6,875,000           7,100,706
   Sacramento County Sanitation District Financing Authority Revenue,
      AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ..........................................        5,000,000           5,548,150
      Sacramento Regional County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ........       40,000,000          41,931,200
      Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ....................................        8,000,000           8,422,560
      Sanitation District 1, MBIA Insured, 5.00%, 8/01/35 ....................................       10,000,000          10,512,200
   Sacramento MUD, Electric Revenue,
      Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ......................................        9,095,000           9,524,648
      Series J, AMBAC Insured, Pre-Refunded, 5.60%, 8/15/24 ..................................       10,215,000          10,567,213
      Series N, MBIA Insured, 5.00%, 8/15/28 .................................................       63,500,000          65,852,675
      Series R, MBIA Insured, 5.00%, 8/15/33 .................................................        4,500,000           4,690,575
      sub. lien, Refunding, 8.00%, 11/15/10 ..................................................       16,110,000          16,153,014
   Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 ..............................        6,000,000           6,211,680
   Saddleback Valley USD, GO, FSA Insured, 5.00%,
      8/01/27 ................................................................................        4,680,000           4,916,106
      8/01/29 ................................................................................        4,335,000           4,547,328
   Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
    FSA Insured, 5.25%, 9/01/28 ..............................................................        6,800,000           7,107,768
   San Bernardino County COP, Medical Center Financing Project,
      Refunding, 5.00%, 8/01/26 ..............................................................       13,045,000          13,075,917
      Series A, MBIA Insured, 5.50%, 8/01/22 .................................................       40,830,000          41,725,402
   San Bernardino County Housing Authority MFMR,
      Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 .................................        6,920,000           7,684,729
      Series A,GNMA Secured, 6.70%, 3/20/43 ..................................................        3,345,000           3,765,165
   San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
    Refunding, MBIA Insured, 5.70%, 1/01/23 ..................................................        6,315,000           6,581,619
   San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ........................................       24,000,000          24,994,800
   San Diego County Water Authority Water Revenue COP, Series A,
      FSA Insured, 5.00%, 5/01/34 ............................................................      106,705,000         111,634,771
      MBIA Insured, 5.00%, 5/01/25 ...........................................................       12,440,000          13,029,034
   San Diego Public Facilities Financing Authority Sewer Revenue,
      Series A, FGIC Insured, 5.25%, 5/15/27 .................................................       21,750,000          22,449,262
      Series B, FGIC Insured, 5.25%, 5/15/22 .................................................        5,200,000           5,393,284
   San Diego Public Facilities Financing Authority Water Revenue,
      MBIA Insured, 5.00%, 8/01/26 ...........................................................       12,210,000          12,722,820
      Subordinated, MBIA Insured, 5.00%, 8/01/32 .............................................       20,000,000          20,747,200
   San Diego RDA, Tax Allocation, Horton Project, Refunding, Series A, FSA Insured,
    6.00%, 11/01/15 ..........................................................................        5,000,000           5,206,550
   San Diego USD, GO,
      Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ...............................        6,975,000           7,376,411
      Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ...............................       16,000,000          17,180,480
      Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ................................       10,000,000          10,782,500
      Series C, FSA Insured, 5.00%, 7/01/26 ..................................................        6,490,000           7,025,230


                                         Quarterly Statement of Investments | 17

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   San Francisco BART District Sales Tax Revenue,
      FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 .............................................     $ 11,790,000     $    12,763,618
      Series A, Refunding, MBIA Insured, 5.00%, 7/01/30 ......................................       20,000,000          21,049,400
   San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
    MBIA Insured, 5.00%, 5/01/27 .............................................................        5,050,000           5,246,395
   San Francisco City and County Airports Commission International Airport Revenue,
      Issue 12A, Second Series, 5.90%, 5/01/26 ...............................................       45,000,000          45,796,950
      Issue 16A, Second Series, FSA Insured, 5.125%, 5/01/23 .................................       24,635,000          25,328,722
      Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ............................       26,290,000          27,271,669
      Second Series, Issue 23B, FGIC Insured, 5.125%, 5/01/30 ................................       10,000,000          10,427,500
   San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
    5.00%, 9/01/31 ...........................................................................        5,805,000           6,024,429
   San Francisco City and County RDA, Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 .........          315,000             318,701
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Refunding, Series A, 5.50%, 1/15/28 ....................................................      247,300,000         244,495,618
      Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .....................................       85,500,000          88,612,200
      Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ......................................       21,200,000          21,962,776
      senior lien, 5.00%, 1/01/33 ............................................................       82,040,000          77,516,314
      senior lien, Pre-Refunded, 7.50%, 1/01/09 ..............................................       21,585,000          23,773,719
      senior lien, Pre-Refunded, 7.55%, 1/01/10 ..............................................       10,745,000          11,844,858
      senior lien, Pre-Refunded, 7.60%, 1/01/11 ..............................................       20,935,000          23,097,795
      senior lien, Pre-Refunded, 7.65%, 1/01/12 ..............................................       25,215,000          27,844,168
      senior lien, Pre-Refunded, 7.65%, 1/01/13 ..............................................       27,350,000          30,201,784
      senior lien, Pre-Refunded, 7.70%, 1/01/14 ..............................................        7,470,000           8,256,068
      senior lien, Pre-Refunded, 7.70%, 1/01/15 ..............................................       60,155,000          66,485,111
   San Jose Airport Revenue,
      Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ......................................       11,000,000          11,285,560
      Series D, MBIA Insured, 5.00%, 3/01/28 .................................................       10,000,000          10,441,700
   San Jose Financing Authority Lease Revenue,
      Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..........................       46,400,000          48,094,528
      MBIA Insured, 5.00%, 9/01/21 ...........................................................       14,045,000          14,583,204
      MBIA Insured, 5.00%, 9/01/22 ...........................................................       14,730,000          15,271,917
   San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
    AMBAC Insured, 5.00%, 9/01/24 ............................................................        5,000,000           5,194,150
   San Jose GO, Libraries Parks and Public Safety Projects,
      5.00%, 9/01/28 .........................................................................       11,600,000          12,099,148
      MBIA Insured, 5.00%, 9/01/34 ...........................................................       15,820,000          16,545,505
   San Jose RDA,
      MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ..........................        7,110,000           7,271,681
      Tax Allocation, Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ..        7,325,000           7,737,397
      Tax Allocation, Merged Area Redevelopment Project, 5.25%, 8/01/29 ......................        9,860,000          10,158,068
      Tax Allocation, Merged Area Redevelopment Project, AMBAC Insured, 5.00%, 8/01/31 .......        2,000,000           2,053,840
      Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.00%, 8/01/21 ........       35,235,000          35,275,168
      Tax Allocation, Merged Area Redevelopment Project, MBIA Insured, 5.625%, 8/01/28 .......       24,135,000          25,411,259
   San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
      8/01/24 ................................................................................        9,200,000           9,634,700
      8/01/27 ................................................................................        9,150,000           9,545,005
   San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 ....................        4,000,000           4,143,840
   San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ............................................       15,000,000          17,827,950


18 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   San Marcos Public Facilities Authority Revenue,
      Refunding, 5.80%, 9/01/18 ..............................................................     $  4,745,000     $     4,977,315
      Senior Tax Increment Project Area 3, Series A, MBIA Insured, 5.75%, 10/01/29 ...........        5,340,000           5,960,722
      Senior Tax Increment Project Area 3, Series A, MBIA Insured, 5.80%, 10/01/30 ...........        8,035,000           8,867,185
   San Marcos USD, School Facilities ID No. 1, AMBAC Insured, Pre-Refunded,
    5.80%, 11/01/14 ..........................................................................        5,000,000           5,205,200
   San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
    Series A, FSA Insured, 5.00%, 7/15/29 ....................................................       13,000,000          13,402,350
   San Mateo County Transit District Sales Tax Revenue, Refunding, Series A, MBIA
   Insured,
    5.00%, 6/01/32 ...........................................................................       15,000,000          15,757,200
   San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
    5.00%, 8/01/39 ...........................................................................        6,555,000           6,814,119
   San Mateo RDA Tax Allocation, Merged Area, Series A, Pre-Refunded, 5.70%, 8/01/27 .........        6,330,000           6,691,063
   San Mateo RDA, Tax Allocation, 5.60%, 8/01/25 .............................................       10,185,000          10,685,389
   San Mateo UHSD, GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded,
    5.00%, 9/01/25 ...........................................................................       13,865,000          14,982,242
   San Pablo RDA, Tax Allocation, Merged Project Area, FGIC Insured, 6.25%, 12/01/19 .........        1,655,000           1,674,049
   San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ........................       18,360,000          19,273,043
   San Ramon Valley USD, GO, Election of 2002, FSA Insured,
      5.00%, 8/01/26 .........................................................................       12,800,000          13,473,920
      5.40%, 3/01/28 .........................................................................       27,410,000          29,894,716
      5.00%, 8/01/29 .........................................................................       16,505,000          17,313,415
   Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20 .......        4,990,000           4,894,990
   Santa Clara Housing Authority MFHR,
      Arastradero Park Apartments Project, Series A, GNMA Secured, 6.65%, 5/20/35 ............        6,430,000           6,524,071
      Elana Gardens Apartments Project, Series A, GNMA Secured, 6.40%, 6/20/35 ...............        5,595,000           5,653,915
      Sierra Vista I Apartments Project, Series A, GNMA Secured, 6.65%, 6/20/35 ..............        3,840,000           3,893,606
   Santa Clara USD, COP, 5.375%, 7/01/31 .....................................................        7,575,000           8,017,910
   Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ...............        5,625,000           5,926,613
   Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 .....................       11,535,000          12,153,507
   Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
    6.00%, 9/01/30 ...........................................................................        9,000,000           9,554,760
   Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 ......................          480,000             482,112
   Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured,
    5.55%, 8/01/27 ...........................................................................       21,000,000          22,911,630
   Santa Monica RDA, Tax Allocation, Earthquake Recovery Redevelopment Project,
    AMBAC Insured, 6.00%, 7/01/29 ............................................................       13,110,000          14,239,689
   Saugus USD, GO, Series B, FSA Insured, 5.00%, 8/01/29 .....................................        5,000,000           5,268,100
   Shafter Joint Powers Financing Authority Lease Revenue,
      Community Correctional Facility Project, Series A, 5.95%, 1/01/11 ......................        1,880,000           1,947,774
      6.05%, 1/01/17 .........................................................................        5,135,000           5,326,587
   Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, 5.00%, 8/01/26 ................        6,000,000           6,315,900
   Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
      5.30%, 9/01/29 .........................................................................        1,615,000           1,639,855
      5.40%, 9/01/34 .........................................................................        2,000,000           2,031,620
   Solano County COP, GO, MBIA Insured, 5.00%, 11/01/32 ......................................       24,665,000          25,542,334
   South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
    5.00%, 10/01/32 ..........................................................................        6,475,000           6,774,598
   Southern California Public Power Authority Power Project Revenue, 6.75%, 7/01/13 ..........       10,000,000          11,835,500


                                         Quarterly Statement of Investments | 19

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Southern California Public Power Authority Project Revenue, Magnolia Power Project,
    Series A, AMBAC Insured, 5.00%, 7/01/36 ..................................................     $ 15,800,000     $    16,452,382
   Southern California Public Power Authority Transmission Project Revenue,
    Southern Transmission Project, 6.125%, 7/01/18 ...........................................        1,135,000           1,136,793
   Stockton COP, Essential Services Building Parking Facility,
      5.875%, 8/01/23 ........................................................................        2,295,000           2,449,660
      6.00%, 8/01/31 .........................................................................        6,585,000           7,046,740
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
    FSA Insured, 5.95%, 7/01/17 ..............................................................        5,095,000           5,395,096
   Stockton Revenue COP, Wastewater System Project, Series A, MBIA Insured, 5.20%, 9/01/29 ...       19,160,000          20,142,333
   Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 .................        9,110,000           9,601,940
   Stockton USD, GO,
      Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ............................        5,030,000           5,259,117
      MBIA Insured, 5.00%, 1/01/28 ...........................................................        5,335,000           5,574,702
   Sweetwater UHSD, COP, FSA Insured, 5.00%, 9/01/27 .........................................        7,840,000           8,180,883
   Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 ..........................        7,990,000           8,308,082
   Thousand Oaks RDA, MFR, The Shadows Apartments, Refunding, Series A, FNMA Insured,
    5.75%, 11/01/27 ..........................................................................        7,245,000           7,477,130
   Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
    Asset Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ...............................       17,390,000          18,602,083
   Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
      Asset Backed Bonds,
      Senior, Series A, 5.50%, 6/01/36 .......................................................       80,500,000          82,324,935
      Senior, Series A, 5.625%, 6/01/43 ......................................................      123,165,000         126,249,052
      Subordinate, Series B, 6.00%, 6/01/43 ..................................................       48,435,000          50,173,816
   Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
      5.25%, 6/01/31 .........................................................................        6,800,000           7,356,852
      5.375%, 6/01/41 ........................................................................       30,250,000          32,911,697
   Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%, 6/01/31 .....        4,385,000           4,579,343
   Trabuco Canyon PFA, Special Tax Revenue, Refunding,
      Series A, FSA Insured, 6.00%, 10/01/10 .................................................       13,775,000          14,837,879
      Series A, FSA Insured, 6.10%, 10/01/15 .................................................       13,220,000          15,175,106
      Series C, FSA Insured, 6.00%, 7/01/12 ..................................................        3,040,000           3,301,987
      Series C, FSA Insured, 6.10%, 7/01/19 ..................................................        5,215,000           6,227,753
   Tracy COP, I-205 Corridor Improvement and Refinancing Project, AMBAC Insured,
    5.125%, 10/01/27 .........................................................................        5,000,000           5,258,000
   Tri-City Hospital District Revenue, Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 ....        5,000,000           5,112,400
   Tulare Local Health Care District Health Facilities Revenue, California Mortgage
    Insured, 5.20%, 12/01/21 .................................................................        4,455,000           4,604,020
   Tustin CFD Special Tax, No. 04-01, John Lang Homes,
      5.375%, 9/01/29 ........................................................................        1,000,000           1,007,150
      5.50%, 9/01/34 .........................................................................        1,500,000           1,517,385
   Tustin USD, Special Tax, CFD No. 97-1, Pre-Refunded, 6.375%, 9/01/35 ......................        8,645,000           9,501,633
   Union City CRDA Tax Allocation Revenue, Community Redevelopment Project,
    AMBAC Insured, 5.75%, 10/01/33 ...........................................................        4,985,000           5,475,424
   University of California Hospital Revenue, UCLA Medical Center, Series A, AMBAC
    Insured, 5.00%, 5/15/34 ..................................................................       10,000,000          10,443,600


20 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   University of California Revenues,
      Ltd. Project, Series B, FSA Insured, 5.00%, 5/15/33 ....................................     $ 15,000,000     $    15,633,750
      Multi Purpose Projects, Series F, FGIC Insured, Pre-Refunded, 5.00%, 9/01/22 ...........       20,575,000          21,024,769
      Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/23 .........................        9,200,000           9,687,324
      Multi Purpose Projects, Series O, FGIC Insured, 5.00%, 9/01/26 .........................       13,430,000          14,042,139
      Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/31 ...........................        5,000,000           5,206,300
      Series O, FGIC Insured, 5.25%, 9/01/34 .................................................       61,235,000          64,615,784
   Upland COP,
      Refunding, 5.50%, 1/01/07 ..............................................................        2,745,000           2,753,427
      San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ..............................       11,210,000          11,923,853
   Vacaville PFAR, Local Agency, 8.65%, 9/02/18 ..............................................        4,835,000           4,609,834
   Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A,
    5.80%, 9/01/31 ...........................................................................        4,900,000           4,976,734
   Vallejo RDA, Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 .............        2,255,000           2,261,427
   Vista Community Development Commission Tax Allocation Revenue,
    Vista Redevelopment Project Area, 5.875%, 9/01/37 ........................................        5,000,000           5,311,950
   Vista USD, GO, Series B, FGIC Insured, 5.00%, 8/01/28 .....................................        6,000,000           6,288,600
   Washington Township Hospital District Revenue,
      AMBAC Insured, 5.25%, 7/01/23 ..........................................................        5,000,000           5,005,850
      Health Care District Revenue, 5.25%, 7/01/29 ...........................................        6,500,000           6,661,655
   West Basin Municipal Water District Revenue COP, 1992 Project, Refunding, Series A,
    AMBAC Insured, 5.50%, 8/01/22 ............................................................        4,000,000           4,169,120
   West Contra Costa USD, GO, Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 .......       11,605,000          12,190,472
   West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ...............................        6,250,000           6,495,688
   Westlands Water District Revenue COP, MBIA Insured, 5.00%,
      9/01/26 ................................................................................       13,150,000          13,692,043
      9/01/34 ................................................................................       13,500,000          14,029,740
   Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
      5.60%, 6/01/22 .........................................................................       14,285,000          14,949,110
      5.75%, 6/01/31 .........................................................................       28,000,000          29,451,520
   William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 ..........................        8,685,000           9,112,215
   Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
      9/01/29 ................................................................................       10,100,000          10,561,368
      9/01/34 ................................................................................       12,765,000          13,366,870
                                                                                                                    ---------------
                                                                                                                     10,052,752,737
                                                                                                                    ---------------
   U.S. TERRITORIES 7.3%
   Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset Backed Bonds,
    Refunding,
      5.50%, 5/15/39 .........................................................................        7,210,000           7,321,467
      5.625%, 5/15/43 ........................................................................       25,500,000          25,995,720
   Puerto Rico Commonwealth GO, Public Improvement, Series A,
      5.125%, 7/01/31 ........................................................................       95,185,000          97,075,374
      Pre-Refunded, 5.00%, 7/01/27 ...........................................................       26,750,000          28,980,415
      Pre-Refunded, 5.125%, 7/01/31 ..........................................................       47,740,000          51,657,544
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
    Series Y, 5.00%, 7/01/36 .................................................................       63,000,000          63,255,150


                                         Quarterly Statement of Investments | 21

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   U.S. TERRITORIES (CONTINUED)
   Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
      Series A, MBIA Insured, 5.00%, 7/01/38 .................................................     $116,975,000     $   120,162,569
      Series B, Pre-Refunded, 6.00%, 7/01/31 .................................................       13,000,000          14,467,700
      Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................       13,200,000          14,748,624
      Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................       45,000,000          49,312,800
      Series D, Pre-Refunded, 5.75%, 7/01/41 .................................................       20,000,000          22,346,000
      Series K, 5.00%, 7/01/40 ...............................................................       30,000,000          29,950,800
      Series K, 5.00%, 7/01/45 ...............................................................       30,000,000          29,948,400
   Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................       10,000,000          10,432,100
   Puerto Rico Electric Power Authority Power Revenue,
      Series DD, MBIA Insured, 5.00%, 7/01/28 ................................................       23,250,000          23,984,468
      Series II, 5.25%, 7/01/31 ..............................................................       48,000,000          50,112,000
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .................        6,800,000           7,398,740
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
      5.375%, 7/01/33 ........................................................................       26,510,000          27,651,255
      Pre-Refunded, 5.375%, 7/01/33 ..........................................................       73,490,000          80,533,282
   Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
      5.50%, 8/01/29 .........................................................................       35,760,000          37,446,799
      Pre-Refunded, 5.50%, 8/01/29 ...........................................................      104,235,000         114,589,705
      Pre-Refunded, 5.75%, 8/01/30 ...........................................................       50,000,000          51,278,500
   Virgin Islands PFAR, senior lien,
      Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..................................        7,000,000           7,282,170
      Refunding, Series A, 5.50%, 10/01/14 ...................................................        3,865,000           4,045,341
                                                                                                                    ---------------
                                                                                                                        969,976,923
                                                                                                                    ---------------
   TOTAL BONDS (COST $10,421,783,592) ........................................................                       11,022,729,660
                                                                                                                    ---------------
   ZERO COUPON/STEP-UP BONDS 13.9%
   CALIFORNIA 13.9%
   Alameda Corridor Transportation Authority Revenue, AMBAC Insured,
      10/01/29 ...............................................................................       20,000,000           6,337,800
      10/01/30 ...............................................................................       22,000,000           6,594,280
      zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 ......................................       81,685,000          61,916,413
      zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 ......................................       70,015,000          52,838,220
      zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 ......................................       43,770,000          32,999,954
      zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 ......................................       32,960,000          24,843,270
   Anaheim PFA, Lease Revenue, Capital Appreciation, Public Improvements Project,
      Series C, FSA Insured,
       9/01/24 ...............................................................................       26,855,000          11,206,591
       9/01/26 ...............................................................................       29,430,000          11,048,022
       9/01/27 ...............................................................................       22,860,000           8,115,300
       9/01/28 ...............................................................................        8,425,000           2,826,082
       9/01/29 ...............................................................................        4,320,000           1,374,538
       9/01/32 ...............................................................................       13,665,000           3,673,152
       9/01/33 ...............................................................................       37,070,000           9,459,523
       9/01/34 ...............................................................................       24,970,000           6,064,963
       3/01/37 ...............................................................................       16,080,000           3,452,054


22 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   ZERO COUPON/STEP-UP BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, 8/01/26 ....................     $  8,570,000     $     3,229,947
   California Educational Facilities Authority Revenue,
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/32 ......................        8,435,000           1,716,185
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/33 ......................        8,435,000           1,609,145
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/34 ......................        8,435,000           1,508,600
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/35 ......................        8,435,000           1,414,465
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/36 ......................        8,435,000           1,326,151
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/37 ......................        8,435,000           1,243,403
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/38 ......................        8,435,000           1,165,801
      Loyola-Marymount University, MBIA Insured, Pre-Refunded, 10/01/39 ......................        8,435,000           1,093,007
      Loyola-Marymount University, Refunding, MBIA Insured, 10/01/26 .........................        7,620,000           2,849,270
      Loyola-Marymount University, Refunding, MBIA Insured, 10/01/27 .........................        7,365,000           2,604,117
      Loyola-Marymount University, Refunding, MBIA Insured, 10/01/28 .........................        4,120,000           1,376,451
      Loyola-Marymount University, Refunding, MBIA Insured, 10/01/30 .........................        5,685,000           1,704,022
      Loyola-Marymount University, Refunding, MBIA Insured, 10/01/31 .........................        7,615,000           2,157,710
      Loyola-Marymount University, Refunding, MBIA Insured, 10/01/32 .........................        7,615,000           2,038,536
      Santa Clara University, AMBAC Insured, 9/01/26 .........................................        5,800,000           2,177,320
   California Health Facilities Financing Authority Revenue, Kaiser Permanente,
     Series A, ETM, 10/01/11 .................................................................       13,970,000          11,067,313
   California HFAR, Home Mortgage, Capital Appreciation, Series A, 8/01/16 ...................          575,000             205,149
      Series N, AMBAC Insured, 8/01/31 .......................................................        7,240,000           5,702,948
   California State GO,
      Principal Eagles II, Series 3, 3/01/09 .................................................        7,500,000           6,676,500
      Principal Eagles II, Series 4, 6/01/06 .................................................       10,000,000           9,871,900
      Principal Eagles II, Series 6, 3/01/09 .................................................        5,000,000           4,451,000
      Principal M-Raes, Series 8, 4/01/09 ....................................................        9,000,000           7,987,230
   California Statewide CDA Revenue, COP, Insured Hospital, Triad Health Care,
    Refunding, ETM,
      8/01/09 ................................................................................        6,450,000           5,678,129
      8/01/10 ................................................................................        6,745,000           5,686,170
      8/01/11 ................................................................................        3,115,000           2,514,553
   Campbell USD, Series B, FGIC Insured,
      8/01/20 ................................................................................        5,000,000           2,588,250
      8/01/21 ................................................................................        6,280,000           3,088,378
   Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, 11/01/15 ...............        6,810,000           4,584,288
   Contra Costa Home Mortgage Finance Authority HMR,
      Mandatory Sinking Fund 3/01/08, Pre-Refunded, 9/01/17 ..................................        9,635,000           3,091,968
      Mandatory Sinking Fund 9/01/08, Pre-Refunded, 9/01/17 ..................................        8,095,000           2,700,168
      Mandatory Sinking Fund 3/01/09, Pre-Refunded, 9/01/17 ..................................        8,615,000           2,978,464
      Mandatory Sinking Fund 9/01/09, Pre-Refunded, 9/01/17 ..................................        7,135,000           2,560,109
      Mandatory Sinking Fund 3/01/10, Pre-Refunded, 9/01/17 ..................................        7,700,000           2,859,549
      Mandatory Sinking Fund 9/01/10, Pre-Refunded, 9/01/17 ..................................        6,275,000           2,416,377
      Pre-Refunded, 9/01/17 ..................................................................       10,770,000           3,200,090
   Contra Costa School Financing Authority Revenue, Capital Appreciation,
    Antioch USD Community, Series B, 9/01/07 .................................................          280,000             255,203
   El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
      8/01/16 ................................................................................        2,050,000           1,217,229
      8/01/22 ................................................................................       11,485,000           4,770,524
      8/01/27 ................................................................................       11,495,000           3,568,738


                                         Quarterly Statement of Investments | 23

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   ZERO COUPON/STEP-UP BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured,
      12/01/19 ...............................................................................     $  2,775,000     $     1,397,740
      12/01/20 ...............................................................................        2,765,000           1,320,122
      12/01/21 ...............................................................................        4,195,000           1,888,086
      12/01/22 ...............................................................................        4,195,000           1,789,335
      12/01/23 ...............................................................................        4,195,000           1,681,482
      12/01/24 ...............................................................................        4,200,000           1,597,344
   Foothill-De Anza Community College District GO,
      Capital Appreciation, 8/01/27 ..........................................................        5,205,000           1,866,877
      MBIA Insured, 8/01/26 ..................................................................        5,290,000           2,005,809
   Foothill/Eastern Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, 1/15/21 ...............................................       51,180,000          21,524,261
      Capital Appreciation, Refunding, 1/15/25 ...............................................       57,000,000          18,766,110
      Capital Appreciation, Refunding, 1/15/30 ...............................................       98,460,000          24,377,711
      Capital Appreciation, Refunding, 1/15/31 ...............................................       14,635,000           3,402,198
      Capital Appreciation, Refunding, 1/15/34 ...............................................      100,000,000          19,318,000
      Capital Appreciation, Refunding, 1/15/36 ...............................................      182,160,000          31,143,895
      Capital Appreciation, Refunding, 1/15/37 ...............................................      170,615,000          27,472,427
      Capital Appreciation, Refunding, 1/15/38 ...............................................      160,560,000          24,332,868
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .......       49,500,000          43,500,600
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ......       80,835,000          69,940,059
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ......       80,500,000          69,650,210
      Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ......      112,230,000          97,103,641
      Capital Appreciation, senior lien, Series A, ETM, 1/01/22 ..............................       30,835,000          15,279,359
      Capital Appreciation, senior lien, Series A, ETM, 1/01/23 ..............................        5,765,000           2,711,337
      Capital Appreciation, senior lien, Series A, ETM, 1/01/24 ..............................       72,045,000          32,127,747
      Capital Appreciation, senior lien, Series A, ETM, 1/01/28 ..............................        2,000,000             718,540
      Convertible Capital Appreciation, Refunding, 1/15/26 ...................................       30,000,000          25,956,600
      Convertible Capital Appreciation, Refunding, 1/15/32 ...................................      100,000,000          21,832,000
      Convertible Capital Appreciation, Refunding, 1/15/33 ...................................      132,460,000          27,224,504
      Convertible Capital Appreciation, Refunding, 1/15/35 ...................................       20,000,000           3,639,000
      Convertible Capital Appreciation, Refunding,
       zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .......................................       10,000,000           8,695,100
      senior lien, Series A, ETM, 1/01/25 ....................................................       20,660,000           8,743,519
      senior lien, Series A, ETM, 1/01/26 ....................................................       23,475,000           9,366,056
      senior lien, Series A, ETM, 1/01/27 ....................................................       15,000,000           5,704,050
      senior lien, Series A, ETM, 1/01/29 ....................................................       35,310,000          12,054,481
   Glendale Community College District GO, FGIC Insured, 8/01/28 .............................       15,000,000           4,873,200
   Huntington Beach City and School District, Capital Appreciation, Election 2002,
    Series A, FGIC Insured, 8/01/28 ..........................................................       10,005,000           3,369,584
   Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
    Pre-Refunded, 1/15/19 ....................................................................        6,360,000           3,173,831
   Modesto High School District Stanislaus County GO, Capital Appreciation, Series A,
    FGIC Insured,
      8/01/21 ................................................................................        9,660,000           4,750,595
      8/01/23 ................................................................................       10,815,000           4,788,990
      5/01/27 ................................................................................       12,770,000           4,606,139


24 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   ZERO COUPON/STEP-UP BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured,
      8/01/27 ................................................................................     $  6,315,000     $     2,227,174
      8/01/28 ................................................................................        6,625,000           2,206,788
   New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, 8/01/23 ..................       14,700,000           5,965,554
   Pasadena Special Tax CFD, No. 1 Civic Center West, Pre-Refunded, 12/01/17 .................        4,090,000           1,836,042
   Perris SFMR, Series A, GNMA Secured, ETM, 6/01/23 .........................................       19,095,000           8,420,131
   Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM,
      8/15/16 ................................................................................        8,605,000           5,530,347
      8/15/17 ................................................................................       13,605,000           8,339,457
      8/15/18 ................................................................................       13,605,000           7,955,796
   Rialto USD, GO, Series A, FGIC Insured, 6/01/19 ...........................................       13,985,000           7,681,401
   Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital
      Project, MBIA Insured,
       6/01/23 ...............................................................................       14,160,000           6,107,633
       6/01/24 ...............................................................................       13,005,000           5,297,067
   Riverside County SFMR, Capital Appreciation Mortgage,
      Series A, ETM, 9/01/14 .................................................................       20,220,000          14,339,417
      Series A, ETM, 11/01/20 ................................................................       25,055,000          12,584,876
      Series B, ETM, 6/01/23 .................................................................       26,160,000          11,535,514
   Rocklin USD, GO,
      Capital Appreciation, Series A, FGIC Insured, 9/01/08 ..................................        3,660,000           3,345,679
      Capital Appreciation, Series A, FGIC Insured, 9/01/09 ..................................        4,100,000           3,611,608
      Capital Appreciation, Series A, FGIC Insured, 9/01/10 ..................................        4,595,000           3,891,735
      Capital Appreciation, Series A, FGIC Insured, 9/01/11 ..................................        5,145,000           4,172,286
      Capital Appreciation, Series A, FGIC Insured, 9/01/12 ..................................        5,760,000           4,457,203
      Capital Appreciation, Series A, FGIC Insured, 9/01/16 ..................................       33,960,000          21,536,753
      Election of 2002, FGIC Insured, 8/01/25 ................................................        8,160,000           3,243,355
      Election of 2002, FGIC Insured, 8/01/26 ................................................        8,695,000           3,277,059
      Election of 2002, FGIC Insured, 8/01/27 ................................................        9,080,000           3,236,203
      Election of 2002, FGIC Insured, 8/01/28 ................................................       16,615,000           5,595,766
   Roseville City School District GO, Capital Appreciation, Series A,
      8/01/11 ................................................................................        3,115,000           2,513,182
      8/01/17 ................................................................................       30,770,000          17,251,816
   Roseville Joint UHSD, Capital Appreciation, Series A,
      8/01/10 ................................................................................        1,820,000           1,532,222
      8/01/11 ................................................................................        1,965,000           1,589,705
      8/01/17 ................................................................................       18,155,000          10,168,615
   San Diego USD, GO, Capital Appreciation Bond, Series A, FGIC Insured,
      7/01/21 ................................................................................       12,160,000           6,002,784
      7/01/22 ................................................................................        8,440,000           3,955,153
      7/01/23 ................................................................................       11,120,000           4,943,062
   San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
      Capital Appreciation,
       7/01/06 ...............................................................................       11,320,000          11,141,370
       7/01/07 ...............................................................................        4,570,000           4,336,747
       7/01/08 ...............................................................................        7,785,000           7,114,789


                                         Quarterly Statement of Investments | 25

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   ZERO COUPON/STEP-UP BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
      Capital Appreciation, Refunding, Series A,
       zero cpn. to 1/15/07, 5.60% thereafter, 1/15/16 .......................................     $ 19,500,000     $    18,012,540
      Capital Appreciation, Refunding, Series A,
       zero cpn. to 1/15/07, 5.65% thereafter, 1/15/17 .......................................       17,000,000          15,674,510
      Capital Appreciation, Refunding, Series A,
       zero cpn. to 1/15/07, 5.70% thereafter, 1/15/19 .......................................       57,000,000          52,426,890
      senior lien, ETM, 1/01/25 ..............................................................        5,700,000           2,390,010
      senior lien, ETM, 1/01/28 ..............................................................       33,545,000          11,923,235
      senior lien, ETM, 1/01/29 ..............................................................       37,050,000          12,507,339
      senior lien, Refunding, Series A, 1/15/18 ..............................................       60,000,000          55,117,200
      senior lien, Refunding, Series A, 1/15/20 ..............................................       80,000,000          73,412,000
      senior lien, Refunding, Series A, 1/15/22 ..............................................       90,000,000          81,966,600
      senior lien, Refunding, Series A, 1/15/23 ..............................................       80,000,000          72,307,200
      senior lien, Refunding, Series A, 1/15/24 ..............................................       80,000,000          72,178,400
   San Jose USD, COP, Refunding, FSA Insured,
      1/01/27 ................................................................................        7,105,000           2,603,983
      1/01/29 ................................................................................        7,105,000           2,334,774
   San Juan USD, GO, Election of 1998, Series B, MBIA Insured,
      8/01/26 ................................................................................       15,825,000           5,704,596
      8/01/27 ................................................................................       18,605,000           6,631,008
      8/01/28 ................................................................................       19,470,000           6,557,301
   San Mateo UHSD, GO, Capital Appreciation, Election of 2000, Series B,
    FGIC Insured, 9/01/22 ....................................................................        5,000,000           2,325,250
   Southern California Public Power Authority Power Project Revenue, Refunding,
      Series A, AMBAC Insured, ETM,
      7/01/11 ................................................................................       12,000,000           9,775,680
      7/01/12 ................................................................................       16,890,000          13,187,543
      7/01/13 ................................................................................       16,000,000          11,954,720
   Stockton East Water District COP, 1990 Project, Series B, 4/01/16 .........................      103,885,000          62,467,089
   Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
     Series A, 10/01/28 ......................................................................       17,855,000           5,504,339
   Thousand Oaks SFHMR, Capital Appreciation, Series A, GNMA Secured, 9/01/23 ................           16,000              52,869
                                                                                                                    ---------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $1,702,204,021) .....................................                        1,859,337,291
                                                                                                                    ---------------
   TOTAL LONG TERM INVESTMENTS (COST $12,123,987,613) ........................................                       12,882,066,951
                                                                                                                    ---------------
   SHORT TERM INVESTMENTS 2.7%
   BONDS 2.7%
   CALIFORNIA 2.7%
(b)California State Department of Water Resources Power Supply Revenue,
      Series B-2, Daily VRDN and Put, 3.75%, 5/01/22 .........................................        2,800,000           2,800,000
      Series B-3, Daily VRDN and Put, 3.65%, 5/01/22 .........................................       20,840,000          20,840,000
      Series B-4, Daily VRDN and Put, 3.75%, 5/01/22 .........................................       25,790,000          25,790,000


26 | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
(b)California State Department of Water Resources Power Supply Revenue (continued)
      Series B-5, Daily VRDN and Put, 3.72%, 5/01/22 .........................................     $  2,600,000     $     2,600,000
      Series B-6, Daily VRDN and Put, 3.62%, 5/01/22 .........................................        3,850,000           3,850,000
      Series C-7, FSA Insured, Weekly VRDN and Put, 3.53%, 5/01/22 ...........................       46,290,000          46,290,000
      Series C-9, Weekly VRDN and Put, 3.45%, 5/01/22 ........................................       15,860,000          15,860,000
(b)California State Economic Recovery GO, Series C-1, Daily VRDN and Put, 3.75%, 7/01/23 .....        7,055,000           7,055,000
(b)California State Economic Recovery Revenue,
      Series C-2, Weekly VRDN and Put, 3.72%, 7/01/23 ........................................        3,300,000           3,300,000
      Series C-3, Daily VRDN and Put, 3.72%, 7/01/23 .........................................       18,460,000          18,460,000
      Series C-5, Daily VRDN and Put, 3.70%, 7/01/23 .........................................        6,435,000           6,435,000
      Series C-6, Daily VRDN and Put, 3.75%, 7/01/23 .........................................       20,350,000          20,350,000
      Series C-8, Daily VRDN and Put, 3.65%, 7/01/23 .........................................        8,400,000           8,400,000
      Series C-9, Daily VRDN and Put, 3.65%, 7/01/23 .........................................       24,225,000          24,225,000
(b)California State GO,
      Daily Kindergarten University, Refunding, Series A-3, Daily VRDN and Put,
       3.75%, 5/01/34 ........................................................................        1,600,000           1,600,000
      Daily Kindergarten University, Seies B-3, Daily VRDN and Put, 3.62%, 5/01/34 ...........        7,600,000           7,600,000
      Daily Kindergarten University, Series A4, Daily VRDN and Put, 3.71%, 5/01/34 ...........        2,690,000           2,690,000
      Series A-3, Daily VRDN and Put, 3.72%, 5/01/33 .........................................       14,500,000          14,500,000
      Series C-2, Weekly VRDN and Put, 3.34%, 5/01/33 ........................................        7,400,000           7,400,000
(b)California Statewide CDA Revenue, COP, John Muir/Mt. Diablo Health System,
    AMBAC Insured, Daily VRDN and Put, 3.65%, 8/15/27 ........................................        3,600,000           3,600,000
(b)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 3.43%, 10/15/29 .......................        9,500,000           9,500,000
(b)Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN
    and Put, 3.34%, 7/01/29 ..................................................................        6,300,000           6,300,000
(b)Irvine 1915 Act Special Assessment, AD No. 03-19, Series A, Daily VRDN and Put,
    3.62%, 9/02/29 ...........................................................................        1,541,000           1,541,000
(b)Irvine Ranch Water District COP, Capital Improvement Project, Daily VRDN and Put,
    3.72%, 8/01/16 ...........................................................................        6,200,000           6,200,000
(b)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
    Daily VRDN and Put, 3.62%, 7/01/35 .......................................................        1,200,000           1,200,000
(b)Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
    3.53%, 7/01/34 ...........................................................................        5,150,000           5,150,000
(b)Metropolitan Water District Southern California Waterworks Revenue,
      Refunding, Series B-1, Daily VRDN and Put, 3.62%, 7/01/35 ..............................       18,250,000          18,250,000
      Refunding, Series B-3, Daily VRDN and Put, 3.72%, 7/01/35 ..............................       19,300,000          19,300,000
      Refunding, Series C-1, Weekly VRDN and Put, 3.31%, 7/01/30 .............................       21,400,000          21,400,000
      Series B, Weekly VRDN and Put, 3.45%, 7/01/27 ..........................................        2,000,000           2,000,000
      Series C-1, Daily VRDN and Put, 3.75%, 7/01/36 .........................................       13,250,000          13,250,000
      Series C-2, Daily VRDN and Put, 3.75%, 7/01/36 .........................................        9,800,000           9,800,000


                                         Quarterly Statement of Investments | 27

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONTINUED)
   BONDS (CONTINUED)
   CALIFORNIA (CONTINUED)
(b)Newport Beach Revenue, Hoag Memorial Presbyterian Hospital,
      Series B, Weekly VRDN and Put, 3.70%, 10/01/26 .........................................     $  2,000,000     $     2,000,000
      Series C, Daily VRDN and Put, 3.70%, 10/01/26 ..........................................        2,600,000           2,600,000
(b)Orange County Housing Authority Apartment Development Revenue, Oasis Martinique,
    Refunding, Series I, FNMA Insured, Weekly VRDN and Put, 3.44%, 6/15/28 ...................        2,800,000           2,800,000
(b)Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put,
    3.62%, 8/01/30 ...........................................................................        1,350,000           1,350,000
                                                                                                                    ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $366,286,000) ..........................................                          366,286,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $12,490,273,613) 99.0% ............................................                       13,248,352,951
   OTHER ASSETS, LESS LIABILITIES 1.0% .......................................................                          134,218,421
                                                                                                                    ---------------
   NET ASSETS 100.0% .........................................................................                      $13,382,571,372
                                                                                                                    ===============

(a)   Defaulted security.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


28 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT  -  Improvement Bond Act of 1915
ABAG      -  The Association of Bay Area Governments
ACA       -  American Capital Access Holdings Inc.
AD        -  Assessment District
AMBAC     -  American Municipal Bond Assurance Corp.
BART      -  Bay Area Rapid Transit
CDA       -  Community Development Authority/Agency
CFD       -  Community Facilities District
CHFCLP    -  California Health Facilities Construction Loan Program
COP       -  Certificate of Participation
CRDA      -  Community Redevelopment Authority/Agency
CSAC      -  County Supervisors Association of California
ETM       -  Escrow to Maturity
FGIC      -  Financial Guaranty Insurance Co.
FHA       -  Federal Housing Authority/Agency
FNMA      -  Federal National Mortgage Association
FSA       -  Financial Security Assurance Inc.
GNMA      -  Government National Mortgage Association
GO        -  General Obligation
HFA       -  Housing Finance Authority/Agency
HFAR      -  Housing Finance Authority Revenue
HMR       -  Home Mortgage Revenue
ID        -  Improvement District
IDR       -  Industrial Development Revenue
MBIA      -  Municipal Bond Investors Assurance Corp.
MBS       -  Mortgage-Backed Securities
MFHR      -  Multi-Family Housing Revenue
MFMR      -  Multi-Family Mortgage Revenue
MFR       -  Multi-Family Revenue
MTA       -  Metropolitan Transit Authority
MUD       -  Municipal Utility District
PBA       -  Public Building Authority
PCFA      -  Pollution Control Financing Authority
PCR       -  Pollution Control Revenue
PFA       -  Public Financing Authority
PFAR      -  Public Financing Authority Revenue
RDA       -  Redevelopment Agency/Authority
RDAR      -  Redevelopment Agency Revenue
RMR       -  Residential Mortgage Revenue
SFHMR     -  Single Family Home Mortgage Revenue
SFM       -  Single Family Mortgage
SFMR      -  Single Family Mortgage Revenue
UHSD      -  Unified/Union High School District
USD       -  Unified/Union School District


                                         Quarterly Statement of Investments | 29

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin California Tax-Free Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...............................   $12,479,109,003
                                                      ===============
Unrealized appreciation ...........................   $   819,972,990
Unrealized depreciation ...........................       (50,729,042)
                                                      ---------------
Net unrealized appreciation (depreciation) ........   $   769,243,948
                                                      ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


30 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By    /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006







                                   Exhibit A





I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006

/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006

/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer